Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 158,542	$ 111,893	$ 133,346
Restricted cash	1,707	129	8,322
Fixed maturities
Held-to-maturity debt securities, at amortized cost	84,181	65,406	18,892
Available-for-sale debt securities, at fair value	0	8,057	7,847
Equity securities, at fair value	0	2,119	1,039
Mortgage loans	2,936	2,980	3,370
Total Investments	87,117	78,562	31,148
Receivables, net	13,386	15,244	13,093
Prepaid expenses, deposits and other assets	18,988	7,365	2,980
Total fixed assets, net	29,303	21,661	7,587
Title plants	13,952	14,008	16,993
Goodwill	111,487	111,487	111,487
Trade names	0	2,684	5,032
Total Assets	434,482	363,033	329,988
Liabilities and Stockholders' Equity
Accounts payable	8,013	6,626	5,699
Accrued expenses and other liabilities	38,407	33,044	24,686
Senior first lien note, net of debt issuance costs and original issue discount	135,730	0
Loan from a related party	0	65,532	87,500
Liability for loss and loss adjustment expenses	74,706	69,800	62,758
Total Liabilities	256,856	175,002	180,643
Commitments and contingencies
Stockholders' Equity:
Common stock	1	1	1
Additional paid-in capital	291,802	266,464	192,852
Accumulated deficit	(114,180)	(79,123)	(44,020)
Accumulated other comprehensive income	0	686	510
Total Stockholders’ Equity	177,626	188,031	149,345
Total Liabilities and Stockholders' Equity	434,482	363,033	329,988
Series A Preferred Stock
Stockholders' Equity:
Preferred stock	1	1	1
Series A-1 Preferred Stock
Stockholders' Equity:
Preferred stock	1	1	1
Series A-2 Preferred Stock
Stockholders' Equity:
Preferred stock	0	0	0
Series B Preferred Stock
Stockholders' Equity:
Preferred stock	0	0	0
Series C Preferred Stock
Stockholders' Equity:
Preferred stock	$ 1	$ 1	$ 0